Warrant liability (Details 1) - Derivative Financial Liability [Member]	12 Months Ended
Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Risk free interest rate	0.95%
Expected life of warrants (in years)	2 years 2 months 15 days
Expected annualized volatility	78.39%
Forfeiture rate	0.00%